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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South, New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—93.1%

BERMUDA—1.1%

APPAREL RETAIL—0.6%
Trinity Ltd.	422,000	$275,906

PACKAGED FOODS & MEATS—0.5%
China Foods Ltd.	230,000	216,517
TOTAL BERMUDA (Cost $498,145)		492,423

CAYMAN ISLANDS—3.3%

CONSUMER FINANCE—0.8%
Chailease Holding Co., Ltd.	230,174	390,542

INTERNET SOFTWARE & SERVICES—2.2%
Tencent Holdings Ltd.	35,111	1,049,536

OIL & GAS EXPLORATION & PRODUCTION—0.3%
MIE Holdings Corp.	477,702	121,973
TOTAL CAYMAN ISLANDS (Cost $920,276)		1,562,051

CHINA—13.5%

APPAREL RETAIL—1.1%
Belle International Holdings Ltd.	304,564	563,992

COAL & CONSUMABLE FUELS—0.4%
China Shenhua Energy Co.	49,532	184,916

CONSTRUCTION & ENGINEERING—0.4%
China Singyes Solar Technologies Holdings Ltd.	549,518	178,576

DIVERSIFIED BANKS—2.5%
China Construction Bank Corp.	531,657	358,570
China Minsheng Banking Corp., Ltd. *	274,599	254,252
Industrial & Commercial Bank of China	927,004	531,963
		1,144,785
DIVERSIFIED METALS & MINING—1.7%
Jiangxi Copper Co.	68,049	149,882
Tiangong International Co., Ltd. *	2,988,052	616,522
		766,404
ELECTRONIC EQUIPMENT MANUFACTURERS—0.4%
AAC Technologies Holdings, Inc.	72,000	210,301

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.4%
Huaneng Power International, Inc.	272,000	198,530

INTEGRATED OIL & GAS—1.4%
China Petroleum & Chemical Corp.	170,000	154,553
PetroChina Co., Ltd.	427,950	536,414
		690,967
INTERNET SOFTWARE & SERVICES—2.6%
Baidu, Inc.#*	10,150	1,223,278

LIFE & HEALTH INSURANCE—0.5%
Ping An Insurance Group Co., of China Ltd.	28,915	226,895

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)

MARINE—0.4%
China Shipping Development Co., Ltd.	468,811	$192,854

OIL & GAS EXPLORATION & PRODUCTION—1.1%
CNOOC Ltd.	281,432	569,788

SPECIALTY CHEMICALS—0.6%
Dongyue Group	529,184	280,472
TOTAL CHINA (Cost $5,731,705)		6,431,758

GERMANY—1.2%

APPLICATION SOFTWARE—1.2%
SAP AG# (Cost $541,845)	8,750	554,400

HONG KONG—18.5%

APPAREL RETAIL—0.4%
Sitoy Group Holdings Ltd.*	441,115	192,838

COMPUTER HARDWARE—0.2%
Lenovo Group Ltd.	172,000	119,552

CONSTRUCTION & ENGINEERING—0.7%
China State Construction International Holdings Ltd.	312,867	326,399

CONSUMER ELECTRONICS—0.4%
Haier Electronics Group Co., Ltd.*	156,914	181,508

DIVERSIFIED BANKS—0.7%
BOC Hong Kong Holdings Ltd.	110,473	339,058

DIVERSIFIED CAPITAL MARKETS—0.8%
Digital China Holdings Ltd.	239,761	375,351

ELECTRIC UTILITIES—2.0%
Power Assets Holdings Ltd.*	119,783	941,476

FOOD RETAIL—0.6%
China Resources Enterprise Ltd.	103,400	287,348

INDUSTRIAL CONGLOMERATES—1.5%
Beijing Enterprises Holdings Ltd.	34,919	226,501
Hutchison Whampoa Ltd.	53,639	483,156
		709,657
INTEGRATED TELECOMMUNICATION SERVICES—0.9%
China Unicom Hong Kong Ltd.	295,388	435,772

LIFE & HEALTH INSURANCE—1.7%
AIA Group Ltd.	237,039	832,965

OIL & GAS EXPLORATION & PRODUCTION—0.4%
Kunlun Energy Co., Ltd.	108,000	174,369

PACKAGED FOODS & MEATS—0.9%
China Mengniu Dairy Co., Ltd.	138,679	411,318

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.6%
Cheung Kong Holdings Ltd.	40,629	534,414

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—(CONT.)

Cheung Kong Infrastructure Holdings Ltd.	80,252	$485,366
China Overseas Grand Oceans Group Ltd.	347,000	318,603
China Resources Land Ltd.	50,000	101,101
Wharf Holdings Ltd. *	40,830	235,884
		1,675,368
RETAIL REITS—1.4%
Link REIT, /The	154,505	678,423

SPECIALIZED FINANCE—0.6%
Hong Kong Exchanges and Clearing Ltd.	21,600	290,243

WIRELESS TELECOMMUNICATION SERVICES—1.7%
China Mobile Ltd.	67,341	790,679
TOTAL HONG KONG (Cost $7,928,571)		8,762,324

INDIA—0.5%

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Tata Motors Ltd.# (Cost $297,273)	11,400	230,280

ITALY—0.3%

APPAREL RETAIL—0.3%
Prada SpA (Cost $98,475)	19,246	133,153

JAPAN—1.0%

APPAREL RETAIL—1.0%
Fast Retailing Co., Ltd. (Cost $300,524)	2,300	475,455

LUXEMBOURG—0.5%

HOUSEWARES & SPECIALTIES—0.5%
Samsonite International SA* (Cost $227,386)	135,300	230,310

MALAYSIA—0.6%

HEALTH CARE PROVIDERS & SERVICE—0.6%
IHH Healthcare Bhd* (Cost $286,578)	282,000	291,201

NETHERLANDS—3.1%

INTEGRATED OIL & GAS—1.9%
Royal Dutch Shell PLC#	12,300	838,860

SEMICONDUCTOR EQUIPMENT—1.2%
ASML Holding NV#	9,800	563,500
TOTAL NETHERLANDS (Cost $1,313,086)		1,402,360

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SINGAPORE—0.4%

SEMICONDUCTORS—0.4%
RF Micro Devices, Inc. (Cost $195,407)	101,000	$201,286

SPAIN—0.7%

APPAREL RETAIL—0.7%
Inditex SA (Cost $289,733)	3,000	309,446

TAIWAN—4.5%

COMPUTER STORAGE & PERIPHERALS—0.5%
Catcher Technology Co., Ltd.*	51,000	246,994

ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Simplo Technology Co., Ltd.*	30,036	170,545

ELECTRONIC EQUIPMENT MANUFACTURERS—1.4%
Hermes Microvision, Inc.	16,000	187,041
TXC Corp. *	295,553	456,063
		643,104
INDUSTRIAL MACHINERY—0.3%
Hiwin Technologies Corp.	15,148	140,400

PACKAGED FOODS & MEATS—0.8%
Uni-President Enterprises Corp.*	229,547	386,412

SEMICONDUCTORS—1.1%
Career Technology MFG. Co., Ltd. *	177,000	249,183
Epistar Corp. *	143,544	269,445
		518,628
TOTAL TAIWAN (Cost $2,011,938)		2,106,083

UNITED STATES—43.9%

AEROSPACE & DEFENSE—1.2%
Spirit Aerosystems Holdings, Inc., Cl. A*	25,050	588,675

AIR FREIGHT & LOGISTICS—1.3%
United Parcel Service, Inc., Cl. B	7,950	601,100

AIRLINES—0.6%
United Continental Holdings, Inc.*	15,350	289,962

APPAREL ACCESSORIES & LUXURY GOODS—0.4%
PVH Corp.	2,400	190,632

BIOTECHNOLOGY—0.7%
United Therapeutics Corp.*	6,300	345,114

CASINOS & GAMING—0.8%
Las Vegas Sands Corp.	10,750	391,515

COMMUNICATIONS EQUIPMENT—3.6%
Acme Packet, Inc. *	15,850	251,223
Cisco Systems, Inc.	42,900	684,255

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

QUALCOMM, Inc.	13,250	$790,760
		1,726,238
COMPUTER HARDWARE—6.3%
Apple, Inc.	4,950	3,023,262

COMPUTER STORAGE & PERIPHERALS—1.4%
NetApp, Inc.*	20,300	663,201

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
Cummins, Inc.	4,950	474,705
Joy Global, Inc.	8,250	428,505
		903,210
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard, Inc.	1,400	611,198

DISTILLERS & VINTNERS—0.7%
Beam, Inc.	5,600	352,128

DIVERSIFIED METALS & MINING—1.5%
Cliffs Natural Resources, Inc.	8,050	329,165
Molycorp, Inc. *	22,550	392,821
		721,986
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	5,000	466,750

HOUSEHOLD PRODUCTS—0.5%
Procter & Gamble Co., /The	3,650	235,571

INDUSTRIAL MACHINERY—1.4%
SPX Corp.	10,700	649,704

INTERNET SOFTWARE & SERVICES—0.1%
Facebook, Inc.*	3,200	69,472

IT CONSULTING & OTHER SERVICES—2.5%
International Business Machines Corp.	6,000	1,175,880

MOTORCYCLE MANUFACTURERS—0.6%
Harley-Davidson, Inc.	6,450	278,834

MOVIES & ENTERTAINMENT—0.7%
News Corp., Cl. A	15,150	348,753

OIL & GAS EQUIPMENT & SERVICES—0.6%
Baker Hughes, Inc.	6,550	303,396

OIL & GAS EXPLORATION & PRODUCTION—1.2%
Anadarko Petroleum Corp.	7,900	548,576

OIL & GAS REFINING & MARKETING—0.7%
Valero Energy Corp.	12,700	349,250

PHARMACEUTICALS—4.3%
Johnson & Johnson	18,650	1,290,952
Mylan, Inc. *	13,450	309,754
Watson Pharmaceuticals, Inc. *	5,400	420,282
		2,020,988

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

REAL ESTATE SERVICES—0.6%
CBRE Group, Inc.*	18,250	$284,335

RESTAURANTS—2.7%
McDonald’s Corp.	4,750	424,460
Starbucks Corp.	7,600	344,128
Yum! Brands, Inc.	8,150	528,446
		1,297,034
SEMICONDUCTORS—2.9%
Altera Corp.	12,200	432,490
Inphi Corp. *	38,450	422,950
Skyworks Solutions, Inc. *	17,400	503,382
		1,358,822
SOFT DRINKS—1.3%
PepsiCo, Inc.	8,450	614,569

SPECIALTY CHEMICALS—1.2%
Rockwood Holdings, Inc.	13,400	592,548
TOTAL UNITED STATES (Cost $17,297,767)		21,002,703

TOTAL COMMON STOCKS (Cost $37,938,709)		44,185,233

Master Limited Partnership—2.4%

UNITED STATES—2.4%

ASSET MANAGEMENT & CUSTODY BANKS—2.4%
Blackstone Group LP	33,900	469,515
KKR & Co., LP	48,700	681,313
		1,150,828
TOTAL Master Limited Partnership (Cost $1,233,909)		1,150,828

Total Investments (Cost $39,172,618)(a)	95.5%	45,336,061
Other Assets in Excess of Liabilities	4.5	2,121,235

NET ASSETS	100.0%	$47,457,296

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)            At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $40,363,041, amounted to $4,973,020 which consisted of aggregate gross unrealized appreciation of $8,449,145 and aggregate gross unrealized depreciation of $3,476,125.

See Notes to Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger China-U.S. Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities that are economically tied to China (including Hong Kong and Taiwan) or the United States.  The Fund offers Class A shares and Class C shares.  Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge.  Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger China-U.S. Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,336,126	$5,336,126	—	—
Consumer Staples	2,503,863	2,503,863	—	—
Energy	3,782,095	3,782,095	—	—
Financials	6,237,965	6,237,965	—	—
Health Care	2,657,303	2,657,303	—	—
Industrials	4,981,362	4,981,362	—	—
Information Technology	13,958,652	13,958,652	—	—
Materials	2,361,410	2,361,410	—	—
Telecommunication Services	1,226,451	1,226,451	—	—
Utilities	1,140,006	1,140,006	—	—
TOTAL COMMON STOCKS	$44,185,233	$44,185,233	—	—
MASTER LIMITED PARTNERSHIP
Financials	$1,150,828	$1,150,828	—	—
TOTAL INVESTMENTS IN SECURITIES	$45,336,061	$45,336,061	—	—

On July 31, 2012 the Fund transferred securities totaling $475,456 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Fund purchases call options to increase its exposure

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

to stock market risk and also provide diversification of risk.  The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.  The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio.  The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative transactions for the six months ended July 31, 2012.

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2012